Expense Example - Small Cap Value Fund - Small Cap Value Fund	May 25, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 79
Expense Example, with Redemption, 3 Years	261
Expense Example, with Redemption, 5 Years	459
Expense Example, with Redemption, 10 Years	$ 1,031